3. PREFERRED AND COMMON STOCK (Tables)	3 Months Ended
Oct. 31, 2020
Equity [Abstract]
Share-based Payment Arrangement, Option, Activity

The following table summarizes the stock option award activity under the 2020 Plan during the three months ended October 31, 2020:

Number of options
Outstanding at July 31, 2020	-
Granted	1,200,000
Exercised	-
Forfeited	-
Outstanding at October 31, 2020	1,200,000